INVENTORIES, NET (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
INVENTORIES, NET
Purchased office equipment for sale	$ 1,015,852	$ 1,239,240
Equipment parts and supplies	755,735	695,023
Other supplies	46,615	48,733
Subtotal	1,818,202	1,982,996
Less: inventory reserve	(18,182)	(19,830)
Inventories, net	$ 1,800,020	$ 1,963,166